Financial Instruments Risks (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Summary of Credit Risk Exposure of Loans and Advances	The Group’s credit risk exposure of financial assets, loan commitments and financial guarantees under IFRS 9 with stage allocation by asset classification as of December 31, 2021 and 2020 is provided below:

Credit risk exposure	December 31, 2021	Stage 1	Stage 2	Stage 3
Cash and cash equivalents	141,983,557	141,983,557	—	—

- BCRA unrestricted current account	141,983,557	141,983,557	—	—

Financial assets at amortized cost	573,356,152	496,373,462	67,361,957	9,620,733

- Debt securities	22,565,485	—	22,565,485	—

Wholesale	177,548,957	158,455,841	15,609,426	3,483,690

- Business	76,723,201	66,603,982	8,485,981	1,633,238
- Corporate and Investment Banking	57,469,155	49,418,485	6,320,490	1,730,180
- Institutional and international	1,388	995	50	343
- MSMEs	22,812,360	21,889,526	802,905	119,929
- Others	20,542,853	20,542,853	—	—

Retail	235,693,215	200,369,126	29,187,046	6,137,043

- Advances	626,264	412,038	117,735	96,491
- Credit cards	151,043,596	133,242,253	15,457,419	2,343,924
- Personal loans	40,349,507	31,560,189	6,063,168	2,726,150
- Pledge loans	17,784,374	16,985,401	357,412	441,561
- Mortgages	25,562,122	17,856,861	7,191,102	514,159
- Receivables from financial leases	321,015	306,623	210	14,182
- Others	6,337	5,761	—	576

Reverse repurchase agreements	137,548,495	137,548,495	—	—

- BCRA repos	137,548,495	137,548,495	—	—

Financial assets at fair value through other comprehensive income	167,039,478	109,052,845	57,986,633	—

- Debt securities	167,039,478	109,052,845	57,986,633	—

Total financial assets risk	882,379,187	747,409,864	125,348,590	9,620,733

Loan commitments and financial guarantees	89,022,589	82,516,583	6,467,260	38,746

Wholesale	16,935,420	14,559,614	2,366,930	8,876

- Business	7,805,531	6,678,894	1,121,400	5,237
- Corporate and Investment Banking	5,416,826	4,843,666	573,160	—
- Institutional and international	2,138,516	1,691,301	447,215	—
- MSMEs	1,574,547	1,345,753	225,155	3,639

Retail	72,087,169	67,956,969	4,100,330	29,870

- Advances	7,075,146	6,868,771	206,212	163
- Credit cards	64,568,415	60,774,215	3,765,007	29,193
- Mortgages	411,754	282,838	128,402	514
- Others	31,854	31,145	709	—

Total loan commitments and financial guarantees	89,022,589	82,516,583	6,467,260	38,746

Total credit risk exposure	971,401,776	829,926,447	131,815,850	9,659,479

Credit risk exposure	December 31, 2020	Stage 1	Stage 2	Stage 3
Cash and cash equivalents	130,088,223	130,088,223	—	—
- BCRA unrestricted current account	130,088,223	130,088,223	—	—
Financial assets at amortized cost	520,140,163	452,691,622	59,242,643	8,205,898

Wholesale	192,272,548	170,466,499	17,407,294	4,398,755

- Business	95,621,686	86,511,449	7,031,341	2,078,896
- Corporate and Investment Banking	77,629,742	65,489,969	9,986,179	2,153,594
- Institutional and international	5,342	4,809	14	519
- MSMEs	14,872,282	14,363,355	343,181	165,746
- Others	4,143,496	4,096,917	46,579	—

Retail	253,622,600	207,980,108	41,835,349	3,807,143

- Advances	600,696	338,289	88,894	173,513
- Credit cards	163,607,070	131,845,039	30,287,816	1,474,215
- Personal loans	41,779,084	32,316,473	7,738,715	1,723,896
- Pledge loans	19,264,525	18,787,259	118,291	358,975
- Mortgages	28,016,348	24,340,030	3,600,399	75,919
- Receivables from financial leases	353,978	352,186	1,215	577
- Others	899	832	19	48

Reverse repurchase agreements	74,245,015	74,245,015	—	—

- BCRA repos	74,245,015	74,245,015	—	—

Financial assets at fair value through other comprehensive income	192,516,731	136,075,424	56,441,307	—

- Debt securities	192,516,731	136,075,424	56,441,307	—

Total financial assets risk	842,745,117	718,855,269	115,683,950	8,205,898

Loan commitments and financial guarantees	94,379,518	86,976,162	7,389,844	13,512

Wholesale	22,797,799	21,422,994	1,363,276	11,529

- Business	7,088,862	6,807,413	272,121	9,328
- Corporate and Investment Banking	8,576,144	8,248,211	327,205	728
- Institutional and international	6,363,672	5,630,780	732,892	—
- MSMEs	769,121	736,590	31,058	1,473

Retail	71,581,719	65,553,168	6,026,568	1,983

- Advances	7,504,050	7,357,531	146,430	89
- Credit cards	63,592,711	57,791,712	5,799,105	1,894
- Mortgages	437,271	390,530	46,741	—
- Others	47,687	13,395	34,292	—

Total loan commitments and financial guarantees	94,379,518	86,976,162	7,389,844	13,512

Total credit risk exposure	937,124,635	805,831,431	123,073,794	8,219,410

Table of Evolution of Total VaR
VaR (in millions of pesos)

	Year ended December 31, 2021	Year ended December 31, 2020
Average	222.66	226.41
Minimum	37.04	27.42
Maximum	504.43	431.58
Closing	88.76	225.50
VaR per risk factors – (in millions of pesos)

VaR interest rate	Year ended December 31, 2021	Year ended December 31, 2020
Average	211.15	108.68
Minimum	5.75	6.97
Maximum	503.39	406.57
Closing	90.95	237.23

VaR foreign exchange rate	Year ended December 31, 2021	Year ended December 31, 2020
Average	43.11	187.62
Minimum	0.99	2.93
Maximum	157.89	377.09
Closing	1.29	137.98

Table of Forward Transactions and Foreign Currency Forwards

	December 31, 2021	December 31, 2020
Foreign Currency Forwards
Foreign currency forward purchases - US$	1,189,085	1,011,403
Foreign currency forward sales - US$	1,129,832	978,794
Foreign currency forward, net - US$	59,253	32,609
Foreign currency forward purchases - Euros	—	—

Foreign currency forward sales - Euros	11,432	6,834
Foreign currency forward, net - Euros	(11,432)	(6,834)

Table of Position in Foreign Currency

	Total as of December 31, 2021	As of December 31, 2021 (per currency)				Total as of December 31, 2020
		US Dollar	Euro	Real	Other
ASSETS
Cash and cash equivalents	149,812,068	144,643,571	4,991,239	37,497	139,761	173,513,526
Financial assets at fair value through profit or loss - Debt securities	—	—	—	—	—	949
Other financial assets	8,512,844	8,505,447	7,397	—	—	10,460,892
Loans and advances	19,033,920	19,001,344	32,576	—	—	42,155,402
Financial assets at fair value through other comprehensive income - Debt securities	2,148,773	2,148,773	—	—	—	—
Equity instruments	35,844	35,844	—	—	—	42,676

TOTAL ASSETS	179,543,449	174,334,979	5,031,212	37,497	139,761	226,173,445

LIABILITIES
Deposits	166,231,580	163,082,499	3,149,081	—	—	207,456,770
Other financial liabilities	10,274,557	9,825,251	432,107	—	17,199	15,677,370
Bank loans	508,751	508,751	—	—	—	3,412,396
Other liabilities	4,323,448	3,301,024	1,022,424	—	—	1,724,778

TOTAL LIABILITIES	181,338,336	176,717,525	4,603,612	—	17,199	228,271,314

Net assets	(1,794,887)	(2,382,546)	427,600	37,497	122,562	(2,097,869)

Table of Sensitivity of the Economic Value SEV	SEV +100 bps

	December 31, 2021	December 31, 2020
Closing	0.95%	0.38%
Minimum	0.54%	0.17%
Maximum	1.34%	0.47%
Average	0.81%	0.34%

Table of Sensitivity of the Financial Margin SFM	SFM -100 bps

	December 31, 2021	December 31, 2020
Closing	0.97%	1.00%
Minimum	0.72%	0.56%
Maximum	1.22%	1.00%
Average	0.95%	0.82%

Table of the Progress of LCR Ratios

	December, 2021	December, 2020
LCR Closing	320%	321%
Max	346%	354%
Min	304%	292%
Avg	320%	313%

Table of Concentration of Deposits

	December 31, 2021		December 31, 2020
Number of customers	Debt balance	% over total portfolio	Debt balance	% over total portfolio
10 largest customers	75,905,836	10.72%	71,017,639	9.84%
50 following largest customers	78,956,490	11.15%	60,685,373	8.41%
100 following largest customers	34,340,846	4.85%	38,411,205	5.32%
Rest of customers	519,133,013	73.28%	551,723,628	76.43%

TOTAL	708,336,185	100.00%	721,837,845	100.00%

Table of Breakdown by Contractual Maturity of Financial Liabilities

	Assets (*)		Liabilities (*)
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Up to 1 month (**)	187,818,052	213,909,599	700,453,378	714,204,052
From more than 1 month to 3 month	57,212,107	56,163,098	35,849,052	39,471,310
From more than 3 month to 6 month	46,817,496	46,392,316	56,544,111	47,550,744
From more than 6 month to 12 month	46,923,113	50,017,719	2,981,056	4,254,662
From more than 12 month to 24 month	38,875,143	51,010,027	3,342,302	3,233,699
More than 24 months	64,677,955	65,882,381	3,671,794	6,407,841

TOTAL	442,323,866	483,375,140	802,841,693	815,122,308

(*)	These figures includes expected interest amounts. For floating rate instruments such interest amounts were calculated using interest rate prevailing at the end of each period.
(**)	The Bank has liquid assets such as cash and cash equivalents (Note 8), reverse repurchase agreements (Note 10.4) and BCRA liquidity bills (Note 14.1), among others, to settle its liabilities.
Additionally, the Bank has issued financial guarantees and loan commitments which may require outflows on demand.

Financial guarantees and loan commitments	December 31, 2021	December 31, 2020
Up to 1 month	293,488,653	312,617,268
From more than 1 month to 3 month	1,379,251	1,057,811
From more than 3 month to 6 month	564,901	1,383,985
From more than 6 month to 12 month	545,896	4,251,525
From more than 12 month to 24 month	136,243	278,232
More than 24 months	632,380	959,232

TOTAL	296,747,324	320,548,053

Table of Financial Assets and Liabilities Expected to be Collected or Paid Twelve Months After the End of the Reporting Period

	December 31, 2021	December 31, 2020
Financial assets
Loans and advances	103,553,098	116,892,408
Debt securities	25,149,891	43,113,087
Other financial assets	7,902,076	—

Total	136,605,065	160,005,495

Financial liabilities
Other financial liabilities	4,311,667	6,530,148
Bank loans	2,576,621	2,579,467
Debt securities issued	100,595	500,786
Deposits	25,213	31,139

Total	7,014,096	9,641,540

Summary of Credit Quality Analysis of Loans and Advances
The Group’s credit quality analysis of financial assets under IFRS 9 with risk allocation as of December 31, 2021 and 2020 is provided below:

Credit quality analysis		December 31, 2021
Cash and cash equivalents
- BCRA unrestricted current account (Low risk)		141,983,557

Total cash and cash equivalents		141,983,557

Wholesale
- Low risk		146,126,778
- Medium risk		41,292,892
- High risk		3,572,141
- Non performing		3,492,566

Total wholesale		194,484,377

Retail
- Low risk		233,760,286
- Medium risk		66,480,022
- High risk		1,373,163
- Non performing		6,166,913

Total retail		307,780,384

Reverse repurchase agreement
- BCRA repos	(CCC+)	137,548,495

Total reverse repurchase agreement		137,548,495

Debt securities
- BCRA Liquidity Bills	(CCC+)	107,693,328
- Government securities	(CC)	80,552,118
- Corporate bonds (B)		911,442
- Corporate bonds	(CCC+)	448,075

Total debt securities		189,604,963

Total credit risk exposure		971,401,776

Credit quality analysis	December 31, 2020
Cash and cash equivalents
- BCRA unrestricted current account (Low risk)	130,088,223

Total cash and cash equivalents	130,088,223

Wholesale
- Low risk	147,560,865
- Medium risk	40,038,038
- High risk	23,061,160
- Non performing	4,410,284

Total wholesale	215,070,347

Retail
- Low risk		211,975,032
- Medium risk	.	103,514,198
- High risk		5,905,963
- Non performing		3,809,126

Total retail		325,204,319

Reverse repurchase agreement
- BCRA repos	(CCC+)	74,245,015

Total reverse repurchase agreement		74,245,015

Debt securities
- BCRA Liquidity Bills	(CCC+)	135,681,602
- Government securities	(CC)	56,441,307
- Corporate bonds	(CCC+)	393,822

Total debt securities		192,516,731

Total credit risk exposure		937,124,635

Table of the Progress of LtSCD Ratios

	December, 2021	December, 2020
LtSCD Closing	58,1%	62,5%
Max	61,8%	70,0%
Min	52,7%	62,5%
Avg	57,7%	66,6%